Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring

Note 18. Restructuring

During the financial year 2012, the Company initiated the rationalization of the Company’s global operations, involving a wind down of its subsidiaries in Germany, China and Hong Kong, while their business activities will be absorbed by other AVG entities. The Company plans to complete the rationalization of operations during the second quarter of financial year 2013.

Restructuring related costs in 2012 totaled $5,146, including $2,885 related to severance and other benefits, $1,286 related to the impairment of property and equipment and intangible assets and $975 related primarily to closure and other contractual liabilities. From these restructuring costs, $57 was included in the cost of revenue, $1,494 in sales and marketing, $1,222 in research and development and $2,373 in general and administrative.

The following table summarizes the changes in the rationalization of operations related liabilities:

	Severance and other benefits	Closure and other contractual liabilities	Total
Balance at January 1, 2012	$—	$—	$—
Costs incurred and charged to expense	2,885	975	3,860
Costs paid or otherwise settled	(411)	—	(411)
Effects of foreign currency exchange	49	18	67

Balance at December 31, 2012	$2,523	$993	$3,516